Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 96.9%
Aerospace & Defense – 1.4%
L3Harris Technologies Inc	106,712	$20,941,163
Airlines – 1.0%
Ryanair Holdings PLC (ADR)*	158,074	14,904,797
Auto Components – 0.5%
Visteon Corp*	45,268	7,099,380
Biotechnology – 2.8%
Abcam PLC (ADR)*	238,690	3,212,767
Argenx SE (ADR)*	28,735	10,706,086
Ascendis Pharma A/S (ADR)*	82,284	8,822,490
BioMarin Pharmaceutical Inc*	117,788	11,453,705
Sarepta Therapeutics Inc*	50,765	6,996,940
		41,191,988
Capital Markets – 3.7%
Cboe Global Markets Inc	67,198	9,020,660
Charles Schwab Corp	195,032	10,215,776
LPL Financial Holdings Inc	139,526	28,240,062
MSCI Inc	11,641	6,515,351
		53,991,849
Chemicals – 1.0%
Corteva Inc	246,961	14,894,218
Commercial Services & Supplies – 3.1%
Cimpress PLC*	155,603	6,818,523
Clean Harbors Inc*	42,656	6,081,039
Rentokil Initial PLC	365,306	2,670,596
Rentokil Initial PLC (ADR)	524,406	19,146,063
Ritchie Bros Auctioneers Inc	192,155	10,816,405
		45,532,626
Containers & Packaging – 0.5%
Sealed Air Corp	157,766	7,243,037
Diversified Consumer Services – 0.5%
Frontdoor Inc*	285,018	7,946,302
Diversified Financial Services – 4.2%
Fidelity National Information Services Inc	218,950	11,895,554
Global Payments Inc	135,181	14,226,448
WEX Inc*	194,486	35,764,031
		61,886,033
Electric Utilities – 0.7%
Alliant Energy Corp	176,861	9,444,377
Electrical Equipment – 2.5%
Regal Beloit Corp	48,235	6,788,112
Sensata Technologies Holding PLC	601,877	30,105,888
		36,894,000
Electronic Equipment, Instruments & Components – 7.6%
Flex Ltd*	1,460,094	33,596,763
National Instruments Corp	316,844	16,605,794
TE Connectivity Ltd	216,192	28,353,581
Teledyne Technologies Inc*	74,997	33,550,658
		112,106,796
Entertainment – 2.2%
Liberty Media Corp-Liberty Formula One*	417,361	31,231,124
Liberty Media Group*	12,045	813,038
		32,044,162
Food & Staples Retailing – 0.6%
Dollar Tree Inc*	62,114	8,916,465
Health Care Equipment & Supplies – 9.6%
Boston Scientific Corp*	896,637	44,858,749
Cooper Cos Inc	40,105	14,973,603
Dentsply Sirona Inc	373,937	14,688,245
ICU Medical Inc*	103,590	17,088,206
STERIS PLC	75,231	14,390,186
Teleflex Inc	140,046	35,475,052
		141,474,041
Hotels, Restaurants & Leisure – 2.3%
Aramark	534,804	19,145,983
Entain PLC	939,044	14,611,895
		33,757,878
Information Technology Services – 5.3%
Amdocs Ltd	429,079	41,204,456

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services– (continued)
GoDaddy Inc*	463,704	$36,039,075
		77,243,531
Insurance – 5.0%
Intact Financial Corp	274,797	39,333,409
Ryan Specialty Group Holdings Inc - Class A*	210,361	8,464,927
WR Berkley Corp	398,176	24,790,438
		72,588,774
Interactive Media & Services – 0.5%
Ziff Davis Inc*	102,014	7,962,193
Life Sciences Tools & Services – 3.5%
Avantor Inc*	830,078	17,547,849
Illumina Inc*	52,252	12,151,203
PerkinElmer Inc	108,023	14,395,145
Waters Corp*	25,099	7,771,403
		51,865,600
Machinery – 3.6%
Ingersoll Rand Inc	533,921	31,063,524
Wabtec Corp	214,215	21,648,568
		52,712,092
Oil, Gas & Consumable Fuels – 2.2%
Magellan Midstream Partners LP	588,719	31,943,893
Pharmaceuticals – 1.4%
Catalent Inc*	277,061	18,205,678
Elanco Animal Health Inc*	304,480	2,862,112
		21,067,790
Professional Services – 4.7%
Broadridge Financial Solutions Inc	146,525	21,476,169
SS&C Technologies Holdings Inc	693,734	39,175,159
TransUnion	130,646	8,118,342
		68,769,670
Road & Rail – 3.1%
JB Hunt Transport Services Inc	176,689	31,001,852
TFI International Inc	119,616	14,268,993
		45,270,845
Semiconductor & Semiconductor Equipment – 9.9%
KLA Corp	31,257	12,476,857
Lam Research Corp	20,611	10,926,303
Microchip Technology Inc	312,590	26,188,790
NXP Semiconductors NV	150,276	28,022,717
ON Semiconductor Corp*	817,927	67,331,751
		144,946,418
Software – 7.7%
Atlassian Corp - Class A*	33,900	5,802,663
Ceridian HCM Holding Inc*	272,216	19,931,656
Constellation Software Inc/Canada	27,541	51,786,578
Dynatrace Inc*	220,454	9,325,204
Nice Ltd (ADR)*	93,562	21,415,406
Topicus.com Inc*	69,312	4,953,861
		113,215,368
Specialized Real Estate Investment Trusts (REITs) – 1.4%
Lamar Advertising Co	198,666	19,844,747
Specialty Retail – 1.8%
Burlington Stores Inc*	38,591	7,799,241
CarMax Inc*	288,965	18,574,670
Wayfair Inc - Class A*,#	19,156	657,817
		27,031,728
Textiles, Apparel & Luxury Goods – 1.0%
Gildan Activewear Inc#	456,245	15,142,772
Trading Companies & Distributors – 1.6%
Ferguson PLC	172,561	23,080,034
Total Common Stocks (cost $913,624,268)		1,422,954,567
Investment Companies– 3.2%
Money Markets – 3.2%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $47,018,704)	47,014,065	47,023,467
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº,£	968,718	968,718

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 4.8000%, 4/3/23	$242,180	$242,180
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,210,898)		1,210,898
Total Investments (total cost $961,853,870) – 100.2%		1,471,188,932
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(3,603,554)
Net Assets – 100%		$1,467,585,378

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,239,396,814	84.2%
Canada	136,302,018	9.3
United Kingdom	39,641,321	2.7
Israel	21,415,406	1.5
Ireland	14,904,797	1.0
Belgium	10,706,086	0.7
Denmark	8,822,490	0.6

Total	$1,471,188,932	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 3.2%
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$513,946	$37	$(37)	$47,023,467
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	7,824∆	-	-	968,718
Total Affiliated Investments - 3.3%	$521,770	$37	$(37)	$47,992,185

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 3.2%
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	40,155,127	37,811,157	(30,942,817)	47,023,467
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	5,597,967	26,418,339	(31,047,588)	968,718

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Currency Units (Sold)/Purchased	USD Currency Currency Units (Sold)/Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	4/18/23	(11,946,000)	$8,679,794	$(162,696)
Euro	4/18/23	(3,367,000)	3,570,384	(83,818)

				(246,514)
Citibank, National Association:
Canadian Dollar	4/18/23	1,362,000	(996,484)	11,675
Canadian Dollar	4/18/23	(6,019,000)	4,368,783	(86,511)
Euro	4/18/23	(5,987,000)	6,347,358	(150,328)

				(225,164)
Goldman Sachs & Co. LLC:
Canadian Dollar	4/18/23	(673,000)	488,442	(9,716)
Euro	4/18/23	155,000	(164,261)	3,961
Euro	4/18/23	(300,000)	327,598	2,008

				(3,747)
HSBC Securities (USA), Inc.:
Canadian Dollar	4/18/23	(9,970,000)	7,237,823	(142,021)
Euro	4/18/23	425,000	(457,298)	3,954
Euro	4/18/23	(4,054,400)	4,300,499	(99,737)

				(237,804)
JPMorgan Chase Bank, National Association:
Canadian Dollar	4/18/23	1,700,000	(1,235,774)	22,574
Canadian Dollar	4/18/23	(13,545,000)	9,823,132	(202,946)
Euro	4/18/23	(3,932,400)	4,170,180	(97,650)

				(278,022)
State Street Bank and Trust Company:
Canadian Dollar	4/18/23	(10,596,000)	7,689,387	(153,827)
Euro	4/18/23	100,000	(108,940)	(410)
Euro	4/18/23	(9,212,000)	9,765,337	(232,438)

				(386,675)
Total				$(1,377,926)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$3,072,496
Average amounts sold - in USD	65,248,019

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

#	Loaned security; a portion of the security is on loan at March 31, 2023.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$42,862,030	$2,670,596	$-
Hotels, Restaurants & Leisure	19,145,983	14,611,895	-
All Other	1,343,664,063	-	-
Investment Companies	-	47,023,467	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,210,898	-
Total Investments in Securities	$1,405,672,076	$65,516,856	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	44,172	-
Total Assets	$1,405,672,076	$65,561,028	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,422,098	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70302 05-23